Related party transactions - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Revenue from related parties	¥ 422,575	¥ 385,603	¥ 362,067
Agency services | Ziroom
Related party transactions
Revenue from related parties	55,447	281,769	354,247
Agency services | Yuanjing Mingde
Related party transactions
Revenue from related parties	35,154	11,365	2,105
Agency services | Vanlian
Related party transactions
Revenue from related parties	14,661	2,610	4,731
Online marketing services | Ziroom
Related party transactions
Revenue from related parties	72,309	19,269	628
Online marketing services | Vanlian
Related party transactions
Revenue from related parties	45	913	276
Platform services | IFM
Related party transactions
Revenue from related parties	41,704	6,942	0
Commission support services | Brokerage firms
Related party transactions
Revenue from related parties	201,385	58,194	0
Platform and franchise services | Brokerage firms
Related party transactions
Revenue from related parties	¥ 1,870	¥ 4,541	¥ 80